The Glenmede Fund, Inc.

c/o State Street Bank & Trust Company

One Congress Street, Suite 1

Boston, MA 02114

December 30, 2024

VIA ELECTRONIC TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Glenmede Fund, Inc. (the “Registrant”)
Registration Nos. 33-22884/811-05577

Ladies and Gentlemen:

On behalf of the Registrant, please find attached for filing Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). This Amendment is being filed under Rule 485(a)(i) of the Securities Act of 1933, as amended, for review and comment by the Staff of the U.S. Securities and Exchange Commission. Pursuant to Rule 485(a)(1), the Registrant has designated on the facing sheet to the Registration Statement that the Amendment should become effective 60 days after filing.

The purpose of the Amendment is to provide updated disclosures related to changes to the principal investment strategies of the Quantitative U.S. Large Cap Growth Equity Portfolio and the Quantitative U.S. Large Cap Value Equity Portfolio and changes to the names of certain series of the Registrant as follows: “Quantitative U.S. Large Cap Core Equity Portfolio” to “Disciplined U.S. Equity Portfolio”, “Quantitative U.S. Large Cap Growth Equity Portfolio” to “Disciplined U.S. Growth Equity Portfolio”, “Quantitative U.S. Large Cap Value Equity Portfolio” to “Disciplined U.S. Value Equity Portfolio”, “Quantitative U.S. Small Cap Equity Portfolio” to “Disciplined U.S. Small Cap Equity Portfolio”, “Quantitative International Equity Portfolio” to the “Disciplined International Equity Portfolio”, “Quantitative U.S. Long/Short Equity Portfolio” to “Long/Short Equity Portfolio” and “Quantitative U.S. Total Market Equity Portfolio” to “Total Market Plus Equity Portfolio.”

Please contact the undersigned at (617) 664-4886 if you have any questions regarding this filing.

Sincerely,

/s/ Christopher Short
Christopher Short
Assistant Secretary

Enclosures